Loans and liquidity investments (Tables)	12 Months Ended
Dec. 31, 2020
Loans and liquidity investments.
Schedule of loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2020	2019
Loans:
Loans in the form of interest-bearing securities	50,780	43,627
Loans to credit institutions	31,315	27,010
Loans to the public	171,562	163,848
Less:
Cash collateral under the security agreements for derivative contracts	-21,979	-16,891
Total loans	231,678	217,594

Liquidity investments:
Cash and cash equivalents	3,362	1,362
Cash collateral under the security agreements for derivative contracts[1]		—
Treasuries/government bonds	22,266	8,344
Other interest-bearing securities except loans	33,551	53,906
Total liquidity investments	59,179	63,612
of which issued by public authorities	25,262	13,452

Schedule of difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2020	2019
Sum of amounts exceeding nominal	148	350
Sum of amounts falling below nominal	-10	-39

Schedule of volume development, lending

			of which the
			CIRR-system
Skr mn	2020	2019	2020	2019
Offers of long-term loans accepted	125,470	74,515	18,350	15,500
Undisbursed loans at year-end	57,213	52,150	51,463	47,868
Loans outstanding at year-end[1]	231,678	217,594	69,163	76,120
1	Including concessionary loans in the amount of Skr 382 million (year-end 2019: Skr 547 million).

Schedule of outstanding loans as per business area

			of which the CIRR-system
	December 31,	December 31,	December 31,	December 31,
Skr mn	2020	2019	2020	2019
Lending to Swedish exporters	120,050	96,429	—	—
Lending to exporters’ customers	111,628	121,165	69,163	76,120
Total lending[1]	231,678	217,594	69,163	76,120
1	Including concessionary loans in the amount of Skr 382 million (year-end 2019: Skr 547 million).